Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 14,409	$ 56,463
Accrued consulting and professional fees	59,500
Other accrued expenses	2,321	2,000
Total	$ 76,230	$ 58,463